Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Dynamic Funds
Entity Central Index Key	0001092720
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
S&P 500 2x Strategy Fund | A
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	1.74%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 16.02%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	16.02%	68.78%	22.32%	19.39%
Class A (with sales charge)‡	10.51%	60.76%	21.13%	18.81%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 201,518,645
Holdings Count | shares	517
Investment Company, Portfolio Turnover	734.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$201,518,645
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	734%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | C
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.49%[2]

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 15.58%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.58%	67.52%	21.40%	18.50%
Class C (with CDSC)§	14.58%	66.52%	21.40%	18.50%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 201,518,645
Holdings Count | shares	517
Investment Company, Portfolio Turnover	734.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$201,518,645
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	734%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | H
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$94	1.74%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 16.02%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	16.02%	68.77%	22.31%	19.38%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 201,518,645
Holdings Count | shares	517
Investment Company, Portfolio Turnover	734.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$201,518,645
Total Number of Portfolio Holdings	517
Portfolio Turnover Rate	734%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.1%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.1%
Alphabet, Inc. — Class A	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Alphabet, Inc. — Class C	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.2%
Top 10 Total	28.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | A
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.76%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -14.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-14.02%	-40.57%	-31.43%	-26.76%
Class A (with sales charge)‡	-18.10%	-43.40%	-32.10%	-27.11%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,548,195
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$13,548,195
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | C
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.51%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -14.34%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-14.34%	-41.02%	-31.94%	-27.31%
Class C (with CDSC)§	-15.20%	-41.59%	-31.94%	-27.31%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,548,195
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$13,548,195
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | H
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.76%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -13.96%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-13.96%	-40.50%	-31.40%	-26.74%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,548,195
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$13,548,195
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100(R) 2x Strategy Fund | A
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$95	1.76%[2]

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 14.80%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	14.80%	69.24%	32.56%	28.35%
Class A (with sales charge)‡	9.35%	61.20%	31.27%	27.73%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,122,312,843
Holdings Count | shares	113
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,122,312,843
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	139%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100(R) 2x Strategy Fund | C
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.51%[2]

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 14.37%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	14.37%	67.99%	31.54%	27.37%
Class C (with CDSC)§	13.37%	66.99%	31.54%	27.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,122,312,843
Holdings Count | shares	113
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,122,312,843
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	139%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100(R) 2x Strategy Fund | H
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$95	1.76%[2]

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 14.80%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	14.80%	69.24%	32.56%	28.35%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,122,312,843
Holdings Count | shares	113
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,122,312,843
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	139%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.3%
Microsoft Corp.	6.6%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	1.9%
Top 10 Total	41.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100(R) 2x Strategy Fund | A
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.95%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -16.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-16.48%	-44.40%	-41.96%	-36.15%
Class A (with sales charge)‡	-20.45%	-47.03%	-42.53%	-36.46%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,520,534
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,520,534
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100(R) 2x Strategy Fund | C
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.71%[2]

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -16.88%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-16.88%	-44.82%	-42.39%	-36.57%
Class C (with CDSC)§	-17.71%	-45.34%	-42.39%	-36.57%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,520,534
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,520,534
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100(R) 2x Strategy Fund | H
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.79%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -16.77%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-16.77%	-44.56%	-41.97%	-36.15%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,520,534
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,520,534
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | A
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$93	1.77%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 10.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.00%	51.52%	14.02%	16.65%
Class A (with sales charge)‡	4.78%	44.32%	12.92%	16.09%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,792,303
Holdings Count | shares	40
Investment Company, Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,792,303
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	377%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | C
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.52%[2]

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 9.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.59%	50.38%	13.18%	15.79%
Class C (with CDSC)§	8.59%	49.38%	13.18%	15.79%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,792,303
Holdings Count | shares	40
Investment Company, Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,792,303
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	377%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | H
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$93	1.76%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 10.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	10.00%	51.51%	14.01%	16.64%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,792,303
Holdings Count | shares	40
Investment Company, Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,792,303
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	377%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.7%
Goldman Sachs Group, Inc.	6.5%
Microsoft Corp.	5.6%
Home Depot, Inc.	5.3%
Caterpillar, Inc.	5.1%
Amgen, Inc.	4.2%
McDonald's Corp.	4.0%
Visa, Inc. — Class A	3.6%
Salesforce, Inc.	3.6%
American Express Co.	3.6%
Top 10 Total	49.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | A
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.80%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -8.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-8.70%	-32.86%	-25.79%	-24.98%
Class A (with sales charge)‡	-13.04%	-36.04%	-26.51%	-25.34%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,504,810
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$3,504,810
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | C
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.56%[2]

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -9.03%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-9.03%	-33.34%	-26.33%	-25.53%
Class C (with CDSC)§	-9.94%	-34.01%	-26.33%	-25.53%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,504,810
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$3,504,810
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | H
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.87%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -8.77%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index") were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-8.77%	-32.91%	-25.81%	-24.98%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,504,810
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$3,504,810
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | A-Class Shares
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$95	1.85%[2]

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.62%	43.06%	5.90%	8.05%
Class A (with sales charge)‡	0.60%	36.27%	4.87%	7.53%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 55,668,032
Holdings Count | shares	2,002
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$55,668,032
Total Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | C-Class Shares
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$134	2.60%[2]

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.22%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.22%	41.99%	5.11%	7.25%
Class C (with CDSC)§	4.22%	40.99%	5.11%	7.25%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 55,668,032
Holdings Count | shares	2,002
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$55,668,032
Total Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | H-Class Shares
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$96	1.86%[2]

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.57%	42.95%	5.82%	7.97%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 55,668,032
Holdings Count | shares	2,002
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$55,668,032
Total Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

United States Treasury Floating Rate Note, 4.73%	7.2%
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.4%
Vaxcyte, Inc.	0.2%
FTAI Aviation Ltd.	0.2%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	9.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | A-Class Shares
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.77%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -10.35%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-10.35%	-38.01%	-30.43%	-25.80%
Class A (with sales charge)‡	-14.61%	-40.94%	-31.10%	-26.16%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,618,350
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,618,350
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | C-Class Shares
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.51%[2]

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -10.73%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.73%	-38.46%	-30.96%	-26.36%
Class C (with CDSC)§	-11.62%	-39.06%	-30.96%	-26.36%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,618,350
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,618,350
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | H-Class Shares
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.84%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -10.28%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-10.28%	-37.92%	-30.59%	-25.90%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,618,350
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,618,350
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.